Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Consulting expenses						$ 0	$ 104
Related party cost							45
Chief Executive Officer
Related Party Transaction [Line Items]
Term of loan	1 year
Percentage of loan	0.00%
Loan amount included as compensation to the Chief Executive Officer	$ 61
Series A Investor | Management and Administrative Support Services
Related Party Transaction [Line Items]
Reimbursed out-of-pocket and other expenses		$ 7	$ 0	$ 10	$ 14	$ 27	$ 130